CONCENTRATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)
CONCENTRATIONS [Line Items]
Accounts receivable	¥ 13,576	¥ 11,278	$ 1,955
Prepaid and other current assets	153,867	156,104	22,161
Other non-current assets, net	¥ 6,357	¥ 5,097	$ 916
Accounts receivable [Member] | Credit risk [Member] | Company A [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	10.00%	13.00%
Accounts receivable	¥ 1,313	¥ 1,483
Prepaid and other current assets [Member] | Credit risk [Member] | Company B [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	32.00%	32.00%
Prepaid and other current assets	¥ 49,800	¥ 49,800
Prepaid and other current assets [Member] | Credit risk [Member] | Company C [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	23.00%	22.00%
Prepaid and other current assets	¥ 35,000	¥ 35,000
Prepaid and other current assets [Member] | Credit risk [Member] | Company D [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	17.00%	17.00%
Prepaid and other current assets	¥ 25,959	¥ 25,959
Other non-current assets [Member] | Credit risk [Member] | Company E [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	25.00%	36.00%
Other non-current assets, net	¥ 1,570	¥ 1,858
Consideration receivable [Member] | Credit risk [Member] | Company F [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	100.00%	100.00%
Consideration receivable	¥ 8,500	¥ 8,500